Commercial Agreement Assets (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense related to the commercial agreement asset	$ 149,047	$ 84,298	$ 0
Commercial agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expected benefit period	four-year
Asset recognized associated with the fair value of the warrants	$ 504,700	280,800
Number of common shares called by warrants	738,081
Amortization expense related to the commercial agreement asset	$ 149,000	$ 84,300